SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 97,912	$ 186,301
Restricted cash	4,482	5,228
Total cash, cash equivalents and restricted cash	$ 102,394	$ 191,529	$ 161,309	$ 118,228